LEASES (Schedule of Lease Liability) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Balance at beginning year	$ 2,971	$ 3,268
Lease payments	(877)	(899)
Lease deposits	(5)	(5)
Interest expense	238	302
Exchange rate differences	152	160
Additions to lease liability for new leases in the period	21	165
Reduction of lease liability for leases terminated in the period	(40)	(40)
Revaluation recognized in CPI	(20)	20
Balance at end of year	2,440	2,971
Leasehold [Member]
Statement Line Items [Line Items]
Balance at beginning year	2,760	3,023
Lease payments	(740)	(718)
Lease deposits
Interest expense	216	291
Exchange rate differences	145	145
Additions to lease liability for new leases in the period
Reduction of lease liability for leases terminated in the period
Revaluation recognized in CPI	(6)	19
Balance at end of year	2,375	2,760
Motor vehicles [Member]
Statement Line Items [Line Items]
Balance at beginning year	211	245
Lease payments	(137)	(181)
Lease deposits	(5)	(5)
Interest expense	22	11
Exchange rate differences	7	15
Additions to lease liability for new leases in the period	21	165
Reduction of lease liability for leases terminated in the period	(40)	(40)
Revaluation recognized in CPI	(14)	1
Balance at end of year	$ 65	$ 211